QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 03/31/2007
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Dividend Capital Realty Income Fund;
Eastern European Equity Fund; and
REMS Real Estate Value Opportunity Fund

                       DIVIDEND CAPITAL REALTY INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007
                                   (unaudited)

Number
  of                                                                          Market
shares                       Security Description                             Value
--------  -----------------------------------------------------------        ---------


          COMMON STOCK                                               40.34%

          APARTMENTS:                                                6.90%

  9,500   AMERICAN CAMPUS COMMUNITIES, INC.                                  287,755

 17,600   ARCHSTONE-SMITH TRUST                                              955,328

  7,400   AVALONBAY COMMUNITIES INC.                                         962,000

 10,000   BRE PROPERTIES INC.  CLASS A                                       631,500
          CANADIAN APARTMENT PROPERTIES REAL ESTATE INVESTMENT
  8,900   TRUST (CANADA)                                                     159,185

 17,700   NORTHERN PROPERTY REAL ESTATE INVESTMENT TRUST (CANADA)            394,002
                                                                             ---------

                                                                             3,389,770
                                                                             ---------

          HEALTHCARE:                                                0.80%

  7,500   CHARTWELL SENIORS HOUSING REAL ESTATE INVESTMENT (CANADA)          92,550

 20,500   MEDICAL PROPERTIES TRUST INC.                                      301,145
                                                                             ---------

                                                                             393,695
                                                                             ---------

          HOTELS:                                                    5.23%

 20,800   CANADIAN HOTEL INCOME PROPERTIES TRUST (CANADA)                    277,056

 22,400   DIAMONDROCK HOSPITALITY CO.                                        425,600

 30,300   HILTON HOTEL CORP.                                                 1,089,588

 12,000   STARWOOD HOTELS & RESORTS WORLDWIDE, INC.                          778,200
                                                                             ---------

                                                                             2,570,444
                                                                             ---------

          INDUSTRIAL:                                                2.92%

 19,900   FIRST POTOMAC REALTY TRUST                                         568,543

 13,300   PROLOGIS                                                           863,569
                                                                             ---------

                                                                             1,432,112
                                                                             ---------

          OFFICE/CENTRAL BUSINESS DISTRICT:                          4.63%

  9,900   BOSTON PROPERTIES INC.                                             1,162,260

 16,700   DOUGLAS EMMET INC.                                                 426,351

  5,000   SL GREEN REALTY CORP.                                              685,900
                                                                             ---------

                                                                             2,274,511
                                                                             ---------

          OFFICE/SUBURBAN:                                           2.72%

  4,900   ALEXANDRIA REAL ESTATE EQUITIES INC.                               491,813

  8,600   ALLIED PROPERTIES REAL INVESTMENT TRUST (CANADA)                   156,730

  8,000   DUKE REALTY CORP.                                                  347,760

  8,600   HIGHWOOD PROPERTIES INC.                                           339,614
                                                                             ---------

                                                                             1,335,917
                                                                             ---------

          OTHER REAL ESTATE COMPANIES:                               0.89%

 10,900   BROOKFIELD PROPERTIES CORP.                                        439,270
                                                                             ---------

          REALTY/DIVERSIFIED:                                        3.20%

  7,300   CANADIAN  REAL ESTATE INVESTMENT TRUST (CANADA)                    196,370

  7,000   DUNDEE REAL ESTATE (CANADA)                                        241,150

  9,500   VORNADO REALTY TRUST                                               1,133,730
                                                                             ---------

                                                                             1,571,250
                                                                             ---------

          REGIONAL MALLS:                                            6.06%

 13,700   GENERAL GROWTH PROPERTIES, INC.                                    884,609

  7,300   RIOCAN REAL ESTATE INVESTMENT TRUST (CANADA)                       157,388

 10,600   SIMON PROPERTY GROUP INC.                                          1,179,250

 13,000   TAUBMAN CENTERS INC.                                               753,870
                                                                             ---------

                                                                             2,975,117
                                                                             ---------

          SELF STORAGE:                                              2.60%

 13,500   PUBLIC STORAGE INC.                                                1,278,045
                                                                             ---------

          SHOPPING CENTER:                                           4.38%

  7,000   CALLOWAY REALTY INVESTMENT TRUST (CANADA)                          169,400

  2,600   DEVELOPERS DIVERSIFIED REALTY CORP.                                163,540

 24,200   EQUITY ONE, INC.                                                   641,300

  6,100   FEDERAL REALTY  INVESTMENT TRUST                                   552,782

  6,100   KIMCO REALTY CORP.                                                 297,314

  8,800   PRIMARIS RETAIL REAL ESTATE (CANADA)                               155,182

  4,200   TANGER FACTORY OUTLET CENTERS, INC.                                169,638
                                                                             ---------

                                                                             2,149,156
                                                                             ---------

                                                                              $
          TOTAL COMMON STOCK                                                 19,809,287
                                                                             ---------


          PREFERRED STOCK:                                           60.10%

          APARTMENTS:                                                3.69%

 30,200   APARTMENT INVESTMENT & MANAGEMENT CO., SERIES G, 9.375%            781,274

 18,500   APARTMENT INVESTMENT & MANAGEMENT CO., SERIES U, 7.750%            472,305

 21,300   ASSOCIATED ESTATES REALTY CORP., SERIES B, 8.700%                  555,504
                                                                             ---------

                                                                             1,809,083
                                                                             ---------

          HEALTHCARE:                                                1.39%

 26,500   OMEGA HEALTHCARE, SERIES D, 8.375%                                 683,700
                                                                             ---------

          HOTELS:                                                    20.00%

 21,000   ASHFORD HOSPITALITY TRUST, SERIES A, 8.550%                        537,600

 46,200   EAGLE HOSPITALITY PROPERTIES TRUST INC., SERIES A, 8.250%          1,131,900

 36,200   FELCOR LODGING TRUST INC., SERIES C, 8.000%                        920,928

 30,500   HERSHA HOSPITALITY TRUST, SERIES A, 8.000%                         784,155

  3,300   LASALLE HOTEL PROPERTIES, SERIES B, 8.375%                         85,140

 52,800   LASALLE HOTEL PROPERTIES, SERIES D, 7.500%                         1,337,952

 14,000   LASALLE HOTEL PROPERTIES, SERIES E, 8.00%                          380,240

 60,000   LASALLE HOTEL PROPERTIES, SERIES G, 7.250%                         1,515,000

 12,700   STRATEGIC HOTELS & RESORTS INC. 1444A , SERIES A, 8.500%           327,978

 68,600   STRATEGIC HOTELS & RESORTS INC.,  SERIES C, 8.250%                 1,754,788

 26,800   SUNSTONE HOTEL INVESTORS INC., SERIES A, 8.000%                    682,060

 15,800   WINSTON HOTELS INC, SERIES B, 8.00%                                369,720
                                                                             ---------

                                                                             9,827,461
                                                                             ---------

          MORTGAGE - COMMERCIAL:                                     2.85%

 12,000   ANTHRACITE  CAPITAL INC., SERIES D, 8.250%                         284,400

 30,000   NEWCASTLE INVESTMENT CORP., SERIES C, 8.050%                       750,000

 14,600   RAIT INVESTMENT TRUST, SERIES B, 8.375%                            365,000
                                                                             ---------

                                                                             1,399,400
                                                                             ---------

          MORTGAGE - RESIDENTIAL:                                    3.28%

 26,500   AMERICAN HOME MORTGAGE INVESTMENT CORP, SERIES A, 9.750%           675,485

 24,000   AMERICAN HOME MORTGAGE INVESTMENT CORP., SERIES B, 9.250%          594,000

 13,600   ANNALY MORTGAGE MANAGEMENT INC, SERIES A, 7.875%                   342,720
                                                                             ---------

                                                                             1,612,205
                                                                             ---------

          NET LEASE:                                                 4.19%

 80,300   ENTERTAINMENT PROPERTIES TRUST, SERIES A, 9.500%                   2,056,483
                                                                             ---------

          OFFICE/CENTRAL BUSINESS DISTRICT:                          1.51%

 30,000   MAGUIRE PROPERTIES INC., SERIES A, 7.625%                          741,000
                                                                             ---------

          OFFICE/SUBURBAN:                                           11.88%

 60,000   BIOMED REALTY TRUST INC., SERIES A, 7.375%                         1,512,000

 68,100   BRANDYWINE REALTY TRUST, SERIES D, 7.375%                          1,735,869

 12,900   CORPORATE OFFICE PROPERTIES TRUST, SERIES H, 7.500%                325,854

 20,000   DIGITAL REALTY TRUST INC., SERIES A, 8.500%                        514,200

 59,800   DIGITAL REALTY TRUST INC., SERIES B, 7.750%                        1,536,860

  8,200   PS BUSINESS PARKS, INC., SERIES O, 7.375%                          208,854
                                                                             ---------

                                                                             5,833,637
                                                                             ---------

          REGIONAL MALLS:                                            2.86%

 43,800   TAUBMAN CENTERS INC., SERIES G, 8.000%                             1,126,098

 11,000   TAUBMAN CENTERS INC., SERIES H, 7.625%                             280,610
                                                                             ---------

                                                                             1,406,708
                                                                             ---------

          SHOPPING CENTER:                                           1.49%

 28,300   DEVELOPERS DIVERSIFIED REALTY CORP., SERIES H, 7.375%              731,555
                                                                             ---------

          SPECIALTY FINANCE:                                         6.95%

 37,000   CAPITAL LEASE FUNDING INC., SERIES A, 8.125%                       930,550

 60,000   NORTHSTAR REALTY FINANCE CORP, SERIES A, 8.750%                    1,513,200

 40,000   NORTHSTAR REALTY FINANCE CORP, SERIES B, 8.250%                    970,000
                                                                             ---------

                                                                             3,413,750
                                                                             ---------


          TOTAL PREFERRED STOCK                                              29,514,982
                                                                             ---------


          Total Securities                                           100.44% $49,324,269

          Cash and Cash Equivalents                                  -0.44%  (218,464)
                                                                     ------  ---------
          TOTAL INVESTMENTS                                          100.00% $49,105,805
                                                                     ======  =========


                          EASTERN EUROPEAN EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                           March 31, 2007 (unaudited)


Number of                                                 % of           Market
Shares          Security Description                   Net Assets        Value

                Common Stocks:                               66.35%

                Austria:                                     17.66%

100,000         CA Immobilien Anlagen                                $3,342,911

120,000         CA Immobilien International                           2,661,487

270,000         ECO Eastern Europe R/EST                              3,611,789

130,000         Meinl European Land Ltd.                              3,620,618

180             Uralchimplast Beteiligungs                            1,854,052
                                                                      ----------

                                                                      15,090,857
                                                                      ----------

                Bulgaria:                                     3.75%

149,000         Equest Invest Balkans                                 3,205,188
                                                                      ----------

                Cyprus:                                       2.21%

120,000         XXI Century Invest W/I*C23                            1,890,240
                                                                      ----------

                Czech Republic:                               6.60%

110,000         Cesky Telecom AS                                      2,868,880

16,000          Komercni Banka AS Sponsored ADR                       2,775,066
                                                                      ----------

                                                                       5,643,946
                                                                      ----------

                Estonia:                                      0.26%

10,000          AS Tallinna Vesi*                                     220,720
                                                                      ----------

                Germany:                                      2.82%

630,000         Magt Real Estate RTS 4/10/07                          185,405

630,000         Magnat Real Estate RTS 4/10/07                        185,405

630,000         Magnat Real Estate Opps                               2,039,457
                                                                      ----------

                                                                       2,410,267
                                                                      ----------

                Great Britain:                                1.50%

30,000          Celtic Resources Holdings                             110,165

136,000         Highland Gold Mining Ltd.                             498,078

60,000          Ukraine Opportunity Trust PL                          645,000

12,000          Ukraine Opportunity WTS                               39,000
                                                                      ----------

                                                                       1,292,243
                                                                      ----------

                Hungary:                                     18.04%

480,000         Ablon Group                                           2,457,312

12,500          Egis RT                                               1,426,678

18,000          Gedeon Richter Ltd GDR Reg S                          3,245,600

955,000         Magyar Telekom Telecomm+C20                           4,816,379

60,000          OTP Bank RT.                                          2,745,035

8,000           OTP Bank GDR Reg S                                    728,000
                                                                      ----------

                                                                      15,419,004
                                                                      ----------

                Israel:                                       4.09%

375,000         Bank Hapoalim Ltd.                                    1,799,279

470,000         Bank Leumi Le-Israel                                  1,694,711
                                                                      ----------

                                                                       3,493,990
                                                                      ----------

                Poland:                                       4.45%
                                                                      ----------

460,000         Telekomunikacja Polska SA                             3,799,799
                                                                      ----------

                Russia:                                       4.96%

81,678          AFK Sistema-Reg S Spons GDR                           2,319,655

4,500           Eastern Property Holdings LT                          524,250

1               OAO Open Investments                                  33

25,000          Mobile Telesystems Spon ADR                           1,399,000
                                                                      ----------

                                                                       4,242,938
                                                                      ----------



                Total investment in securities               66.35%   56,709,192
                Cash and cash equivalents                    33.65%   28,764,638
                                                     ---------------  ----------
                Total investments                           100.00%  $85,473,830
                                                     =============== ===========

                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                           March 31, 2007 (unaudited)


Number
  of                                                                 Market
shares                 Security Description                          Value
-------- --------------------------------------------------        -----------

         LONG POSITIONS
         COMMON STOCKS                                     74.14%

         MULTI-FAMILY:                                     16.22%
 45,200  AMERICAN CAMPUS COMMUNITIES, INC.                          1,369,108
 31,500  APARTMENT INVESTMENT &  MANAGEMENT CO.                     1,817,235
 80,400  CANADIAN APARTMENT PROPERTIES (Canada)                     1,438,034
 29,600  EQUITY LIFESTYLE PROPERTIES INC.                           1,598,696
 36,500  POST PROPERTIES INC.                                       1,669,145
 23,700  SUN COMMUNITIES                                              735,174
 58,500  UNITED DOMINION REALTY TRUST, INC.                         1,791,270
                                                                   -----------
                                                                      10,418,662
                                                                   -----------

         HOTEL:                                             4.24%
 23,800  GAYLORD ENTETAINMENT CO.                                   1,258,306
 40,700  HILTON HOTELS CORP.                                        1,463,572
                                                                   -----------
                                                                       2,721,878
                                                                   -----------

         OFFICE/INDUSTRIAL:                                23.30%
         ALLIED PROPERTIES REAL ESTATE INVESTMENT TRUST
103,300  (Canada)                                                   1,882,581
 69,500  BIOMED REALTY TRUST                                        1,827,850
128,300  DCT INDUSTRIAL TRUST                                       1,517,789
 40,300  DUKE REALTY CORP.                                          1,751,841
 44,000  LIBERTY PROPERTY TRUST                                     2,143,680
 48,100  MAGUIRE PROPERTIES                                         1,710,436
 44,600  MACK-CALI REALTY CORP                                      2,124,298
139,100  MISSION WEST PROPERTIES INC.                               2,011,386
                                                                   -----------
                                                                      14,969,861
                                                                   -----------


         DIVERSIFIED/OTHER:                                15.36%
100,800  ANNALY CAPITAL MANAGEMENT                                  1,560,384
 48,900  COLONIAL PROPERTIES TRUST                                  2,233,263
 19,300  COUSINS PROPERTIES, INC.                                     634,198
 29,800  FLORIDA EAST COAST INDUSTRIES, INC.                        1,868,162
 68,200  GOVERNMENT PROPERTIES TRUST, INC.                            729,740
 39,223  I STAR FINANCIAL INC.                                      1,836,813
 26,900  MI DEVELOPMENTS                                            1,005,791
                                                                   -----------
                                                                       9,868,351
                                                                   -----------

         RETAIL:                                           15.02%
 45,200  ACADIA REALTY TRUST                                        1,178,364
104,900  KITE REALTY GROUP TRUST                                    2,092,755
 41,100  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                  1,821,963
 66,500  RAMCO-GERSHENSON PROPERTIES TRUST                          2,374,715
 12,300  TAUBMAN CENTERS, INC                                         713,277
 75,200  URSTADT BIDDLE PROPERTIES CLASS A                          1,470,912
                                                                   -----------
                                                                       9,651,986
                                                                   -----------

                                                                    $
         TOTAL COMMON STOCKS                                       47,630,738
                                                                   -----------

         PREFERRED STOCK:                                  37.35%

                               MULTI-FAMILY: 3.38%
                APARTMENT INVESTMENT & MANAGEMENT CO., SERIES Y,
 19,300  7.875%                                                       501,028
 37,600  BRE PROPERTIES, SERIES C, 6.750%                             945,640
         MID-AMERICAN APARTMENT COMMUNITIES, SERIES H,
 28,300  8.30%                                                        726,744
                                                                   -----------
                                                                       2,173,412
                                                                   -----------

         HEALTHCARE:                                        1.70%
         HEALTHCARE PROPERTY INVESTORS INC., SERIES F,
 28,400  7.100%                                                       728,460
 13,800  HEALTHCARE REIT, INC., SERIES D, 7.875%                      361,560
                                                                   -----------
                                                                       1,090,020
                                                                   -----------

         HOTEL:                                             3.54%
 25,000  FELCOR LODGING TRUST, INC.,  SERIES A, 1.950%                643,750
 33,900  LASALLE HOTEL PROPERTIES, SERIES G, 7.250%                   855,975
 17,100  SUNSTONE HOTEL INC.,  SERIES A, 8.00%                        435,195
 14,500  WINSTON HOTELS INC.,  SERIES B, 8.00%                        339,300
                                                                   -----------
                                                                       2,274,220
                                                                   -----------

         MORTGAGE:                                          3.24%
 34,700  ANNALY MORTGAGE MANAGEMENT INC., SERIES A, 7.875%            874,440
 17,200  ISTAR FINANCIAL INC., SERIES D, 8.000%                       438,428
 16,400  ISTAR FINANCIAL INC., SERIES G, 7.650%                       417,380
 14,100  MFA MORTGAGE INVESTMENT INC.,  SERIES A, 8.50%               353,064
                                                                   -----------
                                                                       2,083,312
                                                                   -----------

         OFFICE:                                            8.11%
 25,300  ALEXANDRIA REAL ESTATE EQUITY SERIES C, 8.3750%              685,883
 27,600  BIOMED REALTY TRUST, SERIES A, 7.375%                        695,520
 18,600  BRANDYWINE REALTY TRUST SERIES C, 7.50%                      468,534
 19,800  DIGITAL REALTY SERIES B, 7.875%                              508,860
 21,877  HIGHWOODS PROPERTIES, SERIES B, 8.00%                        552,394
 14,500  KILROY REALTY CORP., SERIES F, 7.50%                         371,345
         LEXINGTON CORPORATE PROPERTIES TRUST SERIES B,
 13,600  8.05%                                                        344,896
 35,000  MAGUIRE PROPERTIES INC., SERIES A, 7.625%                    864,500
 28,300  SL GREEN REALTY CORP.,  SERIES C, 7.625%                     718,254
                                                                   -----------
                                                                       5,210,186
                                                                   -----------

         INDUSTRIAL:                                        1.14%
 29,200  DUKE REALTY CORP., SERIES L, 6.60%                           732,920
                                                                   -----------

         DIVERSIFIED:                                       6.74%
 14,200  COLONIAL PROPERTIES TRUST, SERIES D, 8.125%                  365,792
 23,300  COLONIAL PROPERTIES TRUST, SERIES E, 7.62%                   589,490
 34,000  COUSINS PROPERTIES INC., SERIES A, 7.75%                     870,400
 33,900  CRESCENT REAL ESTATE SERIES A, 6.75%                         754,275
 35,475  PUBLIC STORAGE INC., SERIES A, 6.125%                        940,088
 32,500  VORNADO REALTY TRUST, SERIES G, 6.625%                       807,950
                                                                   -----------
                                                                       4,327,995
                                                                   -----------

         RETAIL:                                            9.50%
 22,100  CBL & ASSOCIATES PROPERTIES, SERIES C, 7.75%                 564,434
  8,600  DEVELOPERS DIVERSIFIED REALTY, SERIES G, 8.00%               218,956
 15,700  DEVELOPERS DIVERSIFIED REALTY, SERIES H, 7.375%              405,845
 34,800  REALTY INCOME CORP, SERIES E,  6.750%                        873,480
 33,400  REGENCY CENTERS CORP, SERIES E, 6.70%                        829,656
 22,200  SAUL CENTERS INC., SERIES A, 8.00% C32                       568,320
 11,700  SIMON PROPERTY GROUP INC., SERIES G, 7.89%                   593,775
 22,800  TANGER FACTORY OUTLET SERIES C, 7.50%                        588,468
 16,800  URSTADT BIDDLE PROPERTIES, INC., SERIES D, 7.50%             425,208
 41,300  WEINGARTEN REALTY INVESTMENT, SERIES F, 6.500%             1,032,087
                                                                   -----------
                                                                       6,100,229
                                                                   -----------


         TOTAL PREFERRED STOCKS                                    23,992,294
                                                                   -----------



         TOTAL LONG POSITIONS                                      71,623,032
                                                                   -----------


         SECURITIES SOLD SHORT
         COMMON STOCK                                      -13.18%

         DIVERSIFIED/OTHER:                                -10.95%
(6,500)  HOMEBUILDERS ETF                                           (211,510)
(20,900) ISHARES DOW JONES U.S. REAL ESTATE INDEX FUND             (2,156,671)
(25,200) DOW JONES WILSHIRE REIT                                   (2,148,300)
(8,000)  LENNAR CORP.                                               (337,680)
(24,100) VANGUARD REIT VIPERS                                      (2,179,845)
                                                                   -----------
                                                                     (7,034,006)
                                                                   -----------
         FINANCIAL:                                        -2.24%
(12,000) ARBOR REALTY TRUST                                         (365,280)
(14,600) BANKUNITED FINANCIAL CORPORATION                           (309,666)
(20,400) CORUS BANKSHARES, INC.                                     (348,024)
(6,400)  DOWNEY FINANCIAL CORP.                                     (413,056)
                                                                   -----------
                                                                     (1,436,026)
                                                                   -----------

         TOTAL SECURITIES SOLD SHORT                               (8,470,032)
                                                                   -----------



         Total Securities                                  98.31%   63,153,000

         Cash and Cash Equivalents                          1.69%    1,088,576
                                                           ------- -----------
         Total Investments                                 100.00% $64,241,576
                                                           ======= ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 25, 2007
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: May 25, 2007
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: May 25, 2007
      ------------------------------------